Mineral Properties	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Extractive Industries [Abstract]
Mineral Properties

3.	Mineral Properties

On December 18, 2012, the Company entered into an agreement to acquire a 100% interest in 16 mineral claims located in British Columbia, Canada for Cdn$10,000 in cash and 1,500,000 in common shares.

To earn this interest, the Company must make a payment of Cdn$10,000 (paid) and issue a total of 1,500,000 shares of common stock as follows:

●	150,000 shares of common stock upon the completion of a satisfactory initial geological report on the claims by a qualified and independent geologist (issued with a fair value of $15,000);

●	150,000 shares of common stock on upon completion of an initial work program of up to $50,000 and the completion of a satisfactory 43-101 report on the claims;

●	200,000 shares of common stock upon completion of a work program costing up to $200,000 showing satisfactory results; and

●	1,000,000 shares of common stock upon the successful results of a ten-hole drilling program.

The option or retains a 2.5% net smelter royalty of which it can be purchased for $1,000,000 by the Company. The Company purchased some additional claims in the same area.

On November 20, 2013, the Company staked additional claims for cost of $3,600 (Cdn$3,723) adjacent to the original claims.

3.	Mineral Properties

On December 18, 2012, the Company entered into an agreement to acquire a 100% interest in 16 mineral claims located in British Columbia, Canada for Cdn$10,000 in cash and 1,500,000 in common shares.

To earn this interest, the Company must make a payment of Cdn$10,000 (paid) and issue a total of 1,500,000 shares of common stock as follows:

●	150,000 shares of common stock upon the completion of a satisfactory initial geological report on the claims by a qualified and independent geologist (issued with a fair value of $15,000);
●	150,000 shares of common stock on upon completion of an initial work program of up to $50,000 and the completion of a satisfactory 43-101 report on the claims;
●	200,000 shares of common stock upon completion of a work program costing up to $200,000 showing satisfactory results; and
●	1,000,000 shares of common stock upon the successful results of a ten-hole drilling program.

The option or retains a 2.5% net smelter royalty of which it can be purchased for $1,000,000 by the Company. The Company purchased some additional claims in the same area.